NOTES PAYABLE (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 19, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2021
Debt Instrument [Line Items]
Notes Payable		$ 2,607,636		$ 2,607,636	$ 2,909,119
Loans Payable				471,300
Paycheck protection plan loan payable		471,300		471,300	1,283,624
Amortization of incentive shares		1,803
Amortization of Debt Discount (Premium)			$ 57,812		1,429,386
Loan forgiveness				812,324
Amortization of Debt Issuance Costs					76,927
Paycheck Protection Plan Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount		214,812		214,812	0
Proceeds from Loans	$ 103,618	812,324				$ 1,386,580
Loans Payable						$ 103,618
Amortization of Debt Issuance Costs and Discounts		$ 0	2,135,500	0	2,135,500
Eighteen Non Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 2,076,158
Debt Instrument, Unamortized Discount							$ 408,000
Non Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Repayments of Debt				1,283,521	156,000
Notes Payable			2,607,636	$ 2,607,636	792,637
10% OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Description		The Company entered into Security Purchase Agreements with lenders for the sale of 10% original issue discount senior secured promissory notes (“10% Notes”) and warrants to purchase shares of the Company’s common stock equal to 50% of the face value. The 10% Notes accrue interest at 10% per annum payable quarterly, are convertible into shares of the Company’s common stock at the option of the holder at any time at a fixed ceiling price of $0.75 per share. The 10% Notes have full ratchet and anti-dilution provisions, a principal adjustment provision upon default, providing for a principal increase to 110% at maturity if unpaid, 120% at Nine months if unpaid and 130% at 12 months if unpaid. The 10% Notes were due March 31, 2022 and to date, all default provisions have been waived. The amounts due under the 10% Secured Convertible Notes are secured by assets of the Company pursuant to a security agreement.		The Company entered into Security Purchase Agreements with lenders for the sale of 10% original issue discount senior secured promissory notes (“10% Notes”) and warrants to purchase shares of the Company’s common stock equal to 50% of the face value. The 10% Notes accrue interest at 10% per annum payable quarterly, are convertible into shares of the Company’s common stock at the option of the holder at any time at a fixed ceiling price of $0.75 per share. The 10% Notes have full ratchet and anti-dilution provisions, a principal adjustment provision upon default, providing for a principal increase to 110% at maturity if unpaid, 120% at Nine months if unpaid and 130% at 12 months if unpaid. The 10% Notes were due March 31, 2022 and to date, all default provisions have been waived. The amounts due under the 10% Secured Convertible Notes are secured by assets of the Company pursuant to a security agreement.
Warrants exercisable description.		Warrants to purchase shares of the Company’s common stock have a five-year term, are exercisable upon the completion of a “Qualified Financing” at a cash exercise price equal to the lower of 93.75% of the per share price of Company’s common stock sold to third-party investors in that Qualified Financing, or $0.75 per share, subject to adjustment. The value of the warrants was recorded as debt discounts that are being amortized to interest expense over the life of the notes.		Warrants to purchase shares of the Company’s common stock have a five-year term, are exercisable upon the completion of a “Qualified Financing” at a cash exercise price equal to the lower of 93.75% of the per share price of Company’s common stock sold to third-party investors in that Qualified Financing, or $0.75 per share, subject to adjustment. The value of the warrants was recorded as debt discounts that are being amortized to interest expense over the life of the notes.
Other Notes Payable		$ 5,973,000		$ 5,973,000	5,973,000
Original issuance discounts		0		0	0
Discounts from warrants		0		0	0
Discounts from deferred finance costs		0		0	0
Interest Payable, Current		$ 3,136,309		2,536,309	828,527
Interest expense from amortization				0	0
Interest expense amortization of debt discounts from warrants				0	0
Amortization of Debt Issuance Costs				0	0
Interest Payable				$ 1,048,304	660,764
35 % OID Super Priority Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					538,462
Repayments of Debt					0
Debt Instrument, Description		The Company entered into Security Purchase Agreements with lenders for the sale of 35% original issue discount senior secured promissory notes (“35% Notes”), warrants to purchase shares of the Company’s common and shares of the Company’s common stock as incentives. The 35% Notes have a 35% original issuance discount being amortized to interest expense through maturity, are non-interest bearing, are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event and are prepayable by the Company at any time at a premium of 120% of the outstanding balance. Upon an occurrence of default, the holder shall have the right to convert the 35% Note and outstanding interest at the lower of a discount to market or subsequent financings. The amounts due under the 35% Notes are secured by assets of the Company pursuant to a security agreement.		The Company entered into Security Purchase Agreements with lenders for the sale of 35% original issue discount senior secured promissory notes (“35% Notes”), warrants to purchase shares of the Company’s common and shares of the Company’s common stock as incentives. The 35% Notes have a 35% original issuance discount being amortized to interest expense through maturity, are non-interest bearing, are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event and are prepayable by the Company at any time at a premium of 120% of the outstanding balance. Upon an occurrence of default, the holder shall have the right to convert the 35% Note and outstanding interest at the lower of a discount to market or subsequent financings. The amounts due under the 35% Notes are secured by assets of the Company pursuant to a security agreement.
Warrants exercisable description.		Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are exercisable upon the completion of a Qualified Financing at a cash exercise price equal to 93.75% of the per share price of the Company’s common stock sold to third-party investors in a Qualified Financing.		Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are exercisable upon the completion of a Qualified Financing at a cash exercise price equal to 93.75% of the per share price of the Company’s common stock sold to third-party investors in a Qualified Financing.
Other Notes Payable		$ 5,600,462		$ 5,600,462	5,600,462
Original issuance discounts		0		0	0
Discounts from warrants		0		0	0
Discounts from deferred finance costs		0		0	0
Discounts from incentive shares		0		0	0
Interest expense from amortization		0	0	0	224,025
Interest expense amortization of debt discounts from warrants		0	0	0	1,672
Amortization of incentive shares		0	$ 0	0	48,774
Amortization of Debt Issuance Costs				$ 0	0
Debt Instrument, Unamortized Discount (Premium), Net					188,462
Deferred Costs, Noncurrent					70,000
Cash					$ 280,000
35 % OID Super Priority Senior Secured Convertible Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Outstanding					269,231
Stock Issued During Period, Shares, New Issues					100,000
20% OID Senior Secured Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount		$ 0
Debt Instrument, Description		The Company entered into Security Purchase Agreements with lenders for the sale of 20% original issue discount senior secured promissory notes (“20% Notes”), warrants to purchase shares of the Company’s common stock with a five-year term, exercisable at any time at the option of the holder at a cash exercise price equal to 93.75% of the per share price of Company’s common stock sold to third-party investors in a qualified financing and incentive shares of the Company’s common stock. The 20% Notes accrue interest at 10% per annum, principal and interest are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event.
Warrants exercisable description.				The holder shall have the right to convert the 20% Notes and outstanding interest on a Qualified Financing at a price equal to 85% of the offering price, or a 15% discount to the volume weighted average price of the Company’s common stock for the five days preceding the dates of conversions, subject to a maximum price of $1.00. The amounts due under the 20% Notes are secured by assets of the Company pursuant to a security agreement.
Interest Payable, Current		$ 1,727		$ 209,502	$ 1,727
Interest expense from amortization		8,250		0	8,250
Amortization of Debt Discount (Premium)		0
Twenty Percent OID Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				2,427,500
Notes Payable				2,427,500	468,250
Amortization of incentive shares		$ 0		0	1,803
Interest Payable				211,274	1,727
Debt Instrument, Unamortized Discount (Premium), Net				434,375
Cash				$ 1,993,125
Twenty Percent OID Convertible Notes Payable [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues				5,134,375
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,967,875
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Original issuance discounts				$ 3,002,702
Convertible debt fees				527,051
Convertible Debt				85,000	281,712
Outstanding balance of debt discount				$ 0	$ 85,000